UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter: The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (57.9%)(a)

	Shares	Value

Banking (4.5%)
Bank of America Corp.	2,323,800	$118,281,420
PNC Financial Services Group (S)	360,300	26,698,230
Wachovia Corp.	363,300	20,177,682
Wells Fargo & Co. (S)	1,018,700	36,561,143
		201,718,475

Basic Materials (2.2%)
E.I. du Pont de Nemours & Co. (S)	187,300	9,209,541
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	406,392	27,293,287
Lubrizol Corp. (The)	99,300	5,952,042
Lyondell Chemical Co.	605,100	18,830,712
Nucor Corp.	402,300	25,529,958
Rohm & Haas Co. (S)	160,100	8,192,317
Steel Dynamics, Inc. (S)	128,100	5,676,111
		100,683,968

Capital Goods (3.9%)
AGCO Corp. (NON)	175,974	7,343,395
Boeing Co. (The)	217,700	20,246,100
Caterpillar, Inc.	264,800	19,229,776
Cummins, Inc. (S)	249,000	22,947,840
Eaton Corp.	185,700	16,566,297
Emerson Electric Co.	102,200	4,802,378
L-3 Communications Holdings, Inc.	91,500	8,228,595
Lockheed Martin Corp.	169,400	16,286,116
Parker-Hannifin Corp.	211,100	19,450,754
Raytheon Co.	443,900	23,766,406
Waste Management, Inc.	386,200	14,447,742
		173,315,399

Communication Services (3.6%)
AT&T, Inc.	2,054,182	79,537,927
CenturyTel, Inc.	134,100	6,175,305
Qwest Communications International, Inc. (NON) (S)	1,568,200	13,925,616
Sprint Nextel Corp. (S)	405,600	8,124,168
Verizon Communications, Inc.	1,398,700	53,402,366
		161,165,382

Conglomerates (3.0%)
3M Co.	111,600	9,237,132
General Electric Co.	1,764,800	65,050,528
Honeywell International, Inc.	308,100	16,692,858
Textron, Inc.	54,200	5,510,514
Tyco International, Ltd. (Bermuda)	1,181,650	38,557,240
		135,048,272

Consumer Cyclicals (4.4%)
Barnes & Noble, Inc.	555,000	21,939,150
Big Lots, Inc. (NON)	415,800	13,388,760
Black & Decker Manufacturing Co. (S)	111,800	10,142,496
Carnival Corp. (S)	175,300	8,570,417
Circuit City Stores-Circuit City Group	712,200	12,427,890
Federated Department Stores, Inc.	359,600	15,793,632
Ford Motor Co. (S)	706,200	5,677,848
Gannett Co., Inc.	169,100	9,648,846
Gap, Inc. (The)	293,600	5,270,120
KB Home (S)	231,900	10,229,109
Lennar Corp.	264,300	11,288,253
Masco Corp.	405,500	11,033,655
Nordstrom, Inc.	86,300	4,739,596
NVR, Inc. (NON) (S)	19,909	16,405,016
Office Depot, Inc. (NON)	430,300	14,466,686
OfficeMax, Inc.	95,000	4,675,900
Walt Disney Co. (The)	632,900	22,138,842
		197,836,216

Consumer Finance (0.4%)
Capital One Financial Corp.	135,300	10,047,378
Countrywide Financial Corp. (S)	267,500	9,918,900
		19,966,278

Consumer Staples (3.7%)
Altria Group, Inc.	417,100	28,746,532
Anheuser-Busch Cos., Inc.	275,000	13,527,250
Coca-Cola Co. (The)	173,500	9,054,965
Colgate-Palmolive Co.	218,700	14,814,738
General Mills, Inc.	332,900	19,940,710
Kraft Foods, Inc. Class A	288,643	9,660,881
Kroger Co.	234,300	6,914,193
Loews Corp. - Carolina Group	156,200	11,953,986
McDonald's Corp.	66,400	3,205,792
Newell Rubbermaid, Inc.	448,300	13,749,361
Pepsi Bottling Group, Inc. (The)	585,600	19,213,536
Time Warner, Inc. (S)	659,700	13,609,611
		164,391,555

Energy (3.3%)
Chevron Corp. (S)	182,700	14,212,233
ConocoPhillips	682,900	47,359,115

Devon Energy Corp.	75,500	5,501,685
ENSCO International, Inc.	102,000	5,750,760
Exxon Mobil Corp.	127,300	10,105,074
Marathon Oil Corp.	285,000	28,941,750
Pride International, Inc. (NON) (S)	272,900	8,953,849
Sunoco, Inc.	173,700	13,119,561
Valero Energy Corp.	186,600	13,104,918
		147,048,945

Financial (6.2%)
AMBAC Financial Group, Inc. (S)	134,400	12,337,920
Assurant, Inc. (S)	101,400	5,833,542
Citigroup, Inc. (SEG)	2,181,100	116,950,582
Hospitality Properties Trust ('R)	509,800	23,211,194
HRPT Properties Trust ("R)	710,400	8,695,296
JPMorgan Chase & Co.	1,226,500	63,900,650
Lehman Brothers Holdings, Inc. (S)	379,900	28,598,872
MGIC Investment Corp. (S)	96,000	5,914,560
PMI Group, Inc. (The) (S)	253,900	12,306,533
		277,749,149

Health Care (3.6%)
Aetna, Inc.	115,200	5,400,576
AmerisourceBergen Corp.	302,900	15,141,971
Boston Scientific Corp. (NON)	587,500	9,071,000
McKesson Corp.	597,700	35,162,691
Merck & Co., Inc.	756,000	38,888,640
Pfizer, Inc.	1,380,800	36,535,968
Watson Pharmaceuticals, Inc. (NON)	306,200	8,359,260
WellPoint, Inc. (NON)	169,000	13,345,930
		161,906,036

Insurance (5.0%)
ACE, Ltd. (Bermuda)	556,100	33,065,706
Allstate Corp. (The)	497,000	30,973,040
Berkshire Hathaway, Inc. Class B (NON)	880	3,192,640
Chubb Corp. (The)	677,400	36,464,442
Cincinnati Financial Corp.	275,900	12,481,716
Everest Re Group, Ltd. (Barbados)	215,800	21,718,112
Genworth Financial, Inc. Class A	355,560	12,974,384
Hartford Financial Services Group, Inc. (The)	130,654	13,222,185
Travelers Cos., Inc. (The)	591,900	32,021,790
W.R. Berkley Corp.	807,600	26,238,924
		222,352,939

Investment Banking/Brokerage (3.5%)
Bear Stearns Cos., Inc. (The)	177,600	27,652,320
Goldman Sachs Group, Inc. (The) (S)	203,000	44,377,830
IndyMac Bancorp, Inc. (S)	465,400	14,073,696
Merrill Lynch & Co., Inc. (S)	342,400	30,894,752
Morgan Stanley	492,100	41,341,321
		158,339,919

Real Estate (0.5%)
Apartment Investment & Management Co. Class A (R)	237,500	13,133,750
Camden Property Trust (R) (S)	113,300	7,891,345
		21,025,095

Technology (5.9%)
Accenture, Ltd. Class A (Bermuda)	262,000	10,244,200
Acxiom Corp.	436,300	9,860,380
Apple Computer, Inc. (NON)	161,400	16,107,720
Applied Materials, Inc. (S)	786,600	15,118,452
Atmel Corp. (NON) (S)	1,515,500	8,062,460
Electronic Data Systems Corp.	710,700	20,780,868
Hewlett-Packard Co.	1,369,500	57,710,730
IBM Corp. (S)	271,400	27,739,794
Intel Corp. (S)	368,300	7,918,450
Lexmark International, Inc. Class A (NON)	189,500	10,327,750
Microsoft Corp. (S)	1,156,000	34,610,640
Motorola, Inc. (S)	2,045,900	35,455,447
National Semiconductor Corp.	339,000	8,915,700
		262,852,591

Transportation (0.5%)
Overseas Shipholding Group	148,500	10,513,800
Southwest Airlines Co.	773,900	11,105,465
		21,619,265

Utilities & Power (3.7%)
Alliant Energy Corp.	513,100	22,473,780
DTE Energy Co.	136,900	6,925,771
Edison International	502,600	26,311,110
Entergy Corp. (S)	51,400	5,815,396
FirstEnergy Corp.	537,200	36,765,968
Mirant Corp. (NON)	231,800	10,400,866
Pepco Holdings, Inc. (S)	560,400	16,543,008
PG&E Corp.	641,750	32,472,550
Wisconsin Energy Corp.	223,500	10,904,565
		168,613,014

Total common stocks (cost $2,068,153,293)		$2,595,632,498

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.2%)(a)

	Principal amount	Value

U.S. Government Agency Mortgage Obligations (28.2%)
Federal Home Loan Mortgage Corporation
8 3/4s, with due dates from May 1, 2009 to June 1, 2009	$88,859	$90,290

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from September 1, 2021 to
March 1, 2035	71,147	72,202
5 1/2s, with due dates from June 1, 2035 to
June 1, 2035	2,359,526	2,336,947
5 1/2s, July 1, 2016	394,359	397,101
5s, TBA, May 1, 2037	158,600,000	153,284,426
Federal National Mortgage Association Pass-Through
Certificates
11s, with due dates from October 1, 2015 to
March 1, 2016	7,125	7,727
9s, with due dates from January 1, 2027 to July 1, 2032	234,012	255,335
8 3/4s, July 1, 2009	2,426	2,464
8s, with due dates from August 1, 2026 to July 1, 2033	979,221	1,005,986
7 1/2s, with due dates from October 1, 2025 to
July 1, 2033	583,954	607,232
7s, with due dates from February 1, 2033 to
January 1, 2036	5,099,455	5,315,160
7s, with due dates from November 1, 2007 to
February 1, 2017	865,918	891,741
6 1/2s, December 1, 2034	17,420	17,899
6 1/2s, with due dates from July 1, 2010 to May 1, 2011	206,172	211,164
6s, with due dates from October 1, 2021 to
October 1, 2036	43,964,296	44,686,035
6s, with due dates from September 1, 2008 to
September 1, 2021	328,167,357	333,567,220
6s, TBA, May 1, 2037	57,500,000	57,931,250
5 1/2s, with due dates from April 1, 2036 to
March 1, 2037	11,504,929	11,382,252
5 1/2s, with due dates from April 1, 2009 to
August 1, 2021	467,738	468,819
5 1/2s, TBA, May 1, 2037	181,400,000	179,373,417
5 1/2s, TBA, June 1, 2036	154,700,000	152,941,494
5s, with due dates from June 1, 2021 to May 1, 2036	19,696,440	19,057,948
5s, April 1, 2021	231,885	228,606
4 1/2s, with due dates from April 1, 2020 to
January 1, 2021	20,533,384	19,903,944
4 1/2s, TBA, May 1, 2022	289,800,000	280,585,258
4s, with due dates from May 1, 2019 to August 1, 2020	833,611	788,652
		1,265,410,569

Total U.S. government and agency mortgage obligations (cost $1,265,234,906)		$1,265,410,569

COLLATERALIZED MORTGAGE OBLIGATIONS (15.4%)(a)

	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.105s, 2047
(Cayman Islands)	$1,910,000	$1,910,000
Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	817,438	817,438
Ser. 97-C1, Class H, 7s, 2029	664,000	662,324
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.147s, 2029	2,119,000	2,278,906
FRB Ser. 97-D5, Class A5, 6.875s, 2043	325,000	352,566
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	950,000	1,005,123
Ser. 06-2, Class A4, 5.93s, 2045	6,224,000	6,443,857
Ser. 06-4, Class A4, 5.634s, 2046	3,420,000	3,485,277
Ser. 04-3, Class A5, 5.481s, 2039	4,690,000	4,744,967
Ser. 06-5, Class A4, 5.414s, 2047	4,233,000	4,247,863
FRB Ser. 05-1, Class A5, 4.98s, 2042	252,000	251,093
Ser. 07-1, Class XW, Interest Only (IO), 0.466s, 2049	17,104,644	406,963
Ser. 06-1, Class XC, IO, 0.054s, 2045	41,010,275	295,429
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	715,000	735,606
Ser. 02-PB2, Class XC, IO, 0.187s, 2035	9,328,382	174,907
Ser. 05-1, Class XW, IO, 0.157s, 2042	276,686,434	1,108,544
Ser. 04-4, IO, 0.117s, 2042	32,014,826	514,012
Ser. 04-5, Class XC, IO, 0.088s, 2041	49,343,286	653,233
Ser. 05-4, Class XC, IO, 0.072s, 2045	83,060,195	612,665
Ser. 06-5, Class XC, IO, 0.052s, 2016	75,757,464	1,197,839
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	142,000	142,675
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	449,000	449,532
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	496,000	496,238
FRB Ser. 05-ESHA, Class K, 7.12s, 2020	1,660,000	1,660,179
FRB Ser. 06-LAQ, Class M, 6.97s, 2021	1,104,000	1,103,994
FRB Ser. 06-LAQ, Class L, 6.87s, 2021	1,385,000	1,387,115
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	1,400,000	1,406,236
FRB Ser. 05-ESHA, Class G, 6.2s, 2020	1,024,000	1,023,635
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	50,159,000	119,784
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	4,621,138	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.389s, 2034	13,286,303	46,252
Ser. 05-E, Class 2, IO, 0.306s, 2035	34,569,000	188,998
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	2,637,460	17,409
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,721,386	1,722,071
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	1,571,322	1,574,779
Ser. 04-2, IO, 1.72s, 2034	7,790,736	535,917
Ser. 05-1A, IO, 1.6s, 2035	6,693,132	496,494
Ser. 04-3, IO, 1.6s, 2035	5,223,419	370,740
Ser. 07-1, Class S, IO, 1.211s, 2037	13,802,195	1,821,890
Ser. 06-2A, IO, 0.879s, 2036	3,211,447	292,150
Ser. 05-3A, IO, 0.775s, 2035	19,615,598	1,596,831
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
4.86s, 2034	569,411	567,492
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.194s, 2032	456,000	508,181

Ser. 04-PR3I, Class X1, IO, 1/8s, 2041	14,722,321	302,323
Ser. 05-PWR9, Class X1, IO, 0.056s, 2042	41,385,089	422,169
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.711s, 2019	31,284,000	276,344
Ser. 06-PW14, Class XW, IO, 0.885s, 2038	18,231,902	922,990
Ser. 06-PW14, Class X1, IO, 0.052s, 2038	19,606,784	355,373
Ser. 07-PW15, Class X1, IO, 0.047s, 2044	64,538,612	809,024
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	64,162,492	294,596
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	9,307,000	168,325
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	553,000	583,841
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	4,600,000	4,811,325
Ser. 98-1, Class G, 6.56s, 2030	1,171,000	1,230,096
Ser. 98-1, Class H, 6.34s, 2030	1,761,000	1,560,385
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.095s, 2043	117,284,579	1,236,986
Ser. 06-C5, Class XC, IO, 0.053s, 2049	123,380,650	1,788,056
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	26,715,000	754,490
Ser. 06-CD2, Class X, IO, 0.129s, 2046	76,528,763	454,428
Ser. 07-CD4, Class XC, IO, 0.044s, 2049	89,338,000	861,972
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030	4,111,817	4,104,572
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,013,000	2,083,929
Ser. 98-C2, Class F, 5.44s, 2030	3,255,000	3,286,472
Commercial Mortgage Pass-Through Certificates Ser.
04-LB2A, Class A4, 4.715s, 2039	26,622,000	25,737,112
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	1,590,000	1,590,000
Ser. 06-CN2A, Class H, 5.756s, 2019	939,000	936,360
Ser. 06-CN2A, Class J, 5.756s, 2019	751,000	746,423
Ser. 03-LB1A, Class X1, IO, 0.373s, 2038	9,068,508	373,260
Ser. 06-C8, Class XS, IO, 0.049s, 2046	57,723,752	735,054
Ser. 05-LP5, Class XC, IO, 0.046s, 2043	71,728,338	666,858
Ser. 05-C6, Class XC, IO, 0.04s, 2044	67,238,679	475,377
Countrywide Alternative Loan Trust
Ser. 05-24, Class IIAX, IO, 2.391s, 2035	12,426,188	346,144
Ser. 06-OA10, Class XBI, IO, 2.257s, 2046	6,892,599	267,088
Ser. 05-24, Class 1AX, IO, 1.201s, 2035	14,976,624	267,003
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	19,548,454	46,580
Credit Suisse Mortgage Capital Certificates
Ser. 06-C4, Class A3, 5.467s, 2039	6,869,000	6,905,158
Ser. 06-C5, Class AX, IO, 0.074s, 2039	36,723,529	645,159
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C1, Class AX, IO, 0.058s, 2040	80,820,789	893,151
Ser. 06-C3, Class AX, IO, 0.035s, 2038	103,089,039	117,522
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017	232,000	232,036
FRB Ser. 06-A, Class C, 5.92s, 2017	688,000	688,108
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	3,385,000	3,390,755
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	2,903,000	2,893,475
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,239,000	1,364,807
Ser. 04-C2, Class A2, 5.416s, 2036	5,070,000	5,101,535
FRB Ser. 04-C3, Class A5, 5.113s, 2036	92,000	90,831
Ser. 05-C4, Class A5, 5.104s, 2038	2,284,000	2,247,415
Ser. 04-C3, Class A3, 4.302s, 2036	196,000	192,068
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	259,000	258,998
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	313,000	312,990
FRB Ser. 05-TF2A, Class J, 6.22s, 2020	1,237,000	1,237,000
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	627,000	627,029
Ser. 01-CK1, Class AY, IO, 0.894s, 2035	67,907,000	1,485,466
Ser. 02-CP3, Class AX, IO, 0.435s, 2035	20,970,998	804,161
Ser. 03-C3, Class AX, IO, 0.431s, 2038	60,282,116	2,423,350
Ser. 05-C2, Class AX, IO, 0.114s, 2037	76,280,622	1,172,738
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,198,413	2,329,769
Ser. 99-CG2, Class B3, 6.1s, 2032	1,752,000	1,758,886
Ser. 99-CG2, Class B4, 6.1s, 2032	2,785,000	2,781,158
Ser. 98-CF2, Class B3, 6.04s, 2031	814,188	828,433
Fannie Mae
Ser. 03-W6, Class PT1, 9.952s, 2042	248,766	266,601
IFB Ser. 06-70, Class SM, 9.605s, 2036	424,490	458,193
Ser. 02-T12, Class A4, 9 1/2s, 2042	218,874	230,625
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,261,543	1,330,115
Ser. 02-T6, Class A3, 9 1/2s, 2041	446,490	469,406
Ser. 04-T3, Class PT1, 9.205s, 2044	629,717	681,375
IFB Ser. 06-62, Class PS, 7.98s, 2036	1,578,297	1,763,568
IFB Ser. 05-37, Class SU, 7.92s, 2035	2,818,573	3,080,234
IFB Ser. 06-76, Class QB, 7.68s, 2036	1,691,346	1,866,455
IFB Ser. 06-48, Class TQ, 7.68s, 2036	3,001,383	3,265,611
IFB Ser. 06-60, Class AK, 7.52s, 2036	1,318,468	1,414,467
Ser. 02-26, Class A2, 7 1/2s, 2048	2,029,363	2,121,835
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	61,889	65,147
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	942,409	992,039
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,317,455	1,378,529
Ser. 02-T12, Class A3, 7 1/2s, 2042	359,155	374,093
Ser. 02-14, Class A2, 7 1/2s, 2042	736,994	769,487
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,105,124	2,193,028
Ser. 02-T4, Class A3, 7 1/2s, 2041	400,791	417,335
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,006,425	2,085,850
Ser. 01-T3, Class A1, 7 1/2s, 2040	336,781	350,003
Ser. 01-T1, Class A1, 7 1/2s, 2040	727,416	756,210
Ser. 99-T2, Class A1, 7 1/2s, 2039	203,738	214,524
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	860,378	897,933

Ser. 02-T1, Class A3, 7 1/2s, 2031	588,641	614,129
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,768,043	1,844,535
Ser. 01-T5, Class A3, 7 1/2s, 2030	38,809	40,375
Ser. 01-T4, Class A1, 7 1/2s, 2028	4,084,734	4,309,247
IFB Ser. 06-63, Class SP, 7.38s, 2036	1,836,414	2,022,390
IFB Ser. 06-60, Class TK, 7.32s, 2036	881,492	950,681
Ser. 02-26, Class A1, 7s, 2048	1,288,435	1,331,838
Ser. 04-T3, Class 1A3, 7s, 2044	580,423	603,567
Ser. 03-W3, Class 1A2, 7s, 2042	610,961	631,901
Ser. 02-T16, Class A2, 7s, 2042	1,267,106	1,310,678
Ser. 02-14, Class A1, 7s, 2042	113,754	117,374
Ser. 02-T4, Class A2, 7s, 2041	725,275	747,307
Ser. 01-W3, Class A, 7s, 2041	446,456	462,991
Ser. 04-W1, Class 2A2, 7s, 2033	6,337,026	6,585,373
IFB Ser. 06-104, Class ES, 6.85s, 2036	2,100,052	2,276,032
IFB Ser. 06-104, Class CS, 5.76s, 2036	2,183,709	2,236,941
Ser. 07-16, Class TS, IO, 5 1/2s, 2009	15,839,356	288,086
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	2,948,288	3,010,703
IFB Ser. 05-74, Class CS, 5.39s, 2035	1,824,233	1,854,899
IFB Ser. 05-74, Class CP, 5.243s, 2035	1,599,586	1,648,028
IFB Ser. 05-57, Class CD, 5.175s, 2035	1,443,480	1,471,137
IFB Ser. 06-8, Class PK, 5.12s, 2036	2,891,223	2,890,051
IFB Ser. 06-27, Class SP, 5.06s, 2036	2,143,000	2,216,234
IFB Ser. 06-8, Class HP, 5.06s, 2036	2,502,388	2,553,828
IFB Ser. 06-8, Class WK, 5.06s, 2036	3,918,610	3,970,897
IFB Ser. 05-106, Class US, 5.06s, 2035	3,853,833	3,968,709
IFB Ser. 05-99, Class SA, 5.06s, 2035	1,909,025	1,937,142
Ser. 07-54, Class IA, IO, 5s, 2037 (FWC)	4,409,000	240,731
Ser. 07-54, Class IB, IO, 5s, 2037 (FWC)	4,409,000	240,731
Ser. 07-54, Class IC, IO, 5s, 2037 (FWC)	4,409,000	240,731
Ser. 07-54, Class ID, IO, 5s, 2037 (FWC)	4,409,000	240,731
Ser. 07-54, Class IE, IO, 5s, 2037 (FWC)	4,409,000	240,731
Ser. 07-54, Class IF, IO, 5s, 2037 (FWC)	5,088,000	277,805
IFB Ser. 05-114, Class SP, 4.95s, 2036	1,097,211	1,067,037
IFB Ser. 05-45, Class DA, 4.913s, 2035	3,010,623	3,057,828
IFB Ser. 05-74, Class DM, 4.877s, 2035	3,660,348	3,706,449
IFB Ser. 05-45, Class DC, 4.803s, 2035	2,348,254	2,374,713
IFB Ser. 06-60, Class CS, 4.583s, 2036	812,508	783,645
IFB Ser. 05-57, Class DC, 4.485s, 2034	2,542,834	2,564,266
IFB Ser. 05-45, Class PC, 4.29s, 2034	1,332,451	1,332,737
IFB Ser. 05-95, Class CP, 4.089s, 2035	293,634	292,977
IFB Ser. 05-95, Class OP, 3.923s, 2035	1,046,000	987,522
IFB Ser. 05-106, Class JC, 3.628s, 2035	740,072	685,297
IFB Ser. 05-72, Class SB, 3.575s, 2035	1,964,280	1,877,118
IFB Ser. 05-83, Class QP, 3.562s, 2034	632,817	597,407
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	141,554	443
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	2,347,171	220,506
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	3,231,127	252,448
Ser. 03-W12, Class 2, IO, 2.235s, 2043	8,580,629	488,716
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	4,352,872	269,450
Ser. 03-W10, Class 1, IO, 1.937s, 2043	26,430,054	1,288,013
Ser. 03-W10, Class 3, IO, 1.933s, 2043	6,693,620	329,587
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	769,493	60,093
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	24,827,696	1,583,984
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	1,811,051	170,808
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	4,528,810	321,330
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	6,009,826	297,247
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	6,308,842	315,351
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	2,269,735	126,716
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	8,337,315	634,490
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	16,796,674	1,075,704
Ser. 03-W8, Class 12, IO, 1.635s, 2042	27,323,759	1,225,214
IFB Ser. 05-42, Class SA, IO, 1.48s, 2035	6,769,790	366,436
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	23,627,707	1,239,795
IFB Ser. 07-28, Class SE, IO, 1.43s, 2037	2,808,818	192,650
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	5,642,790	295,393
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	3,436,936	191,781
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	8,479,000	466,668
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	11,949,686	862,767
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	1,776,473	96,304
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	3,680,046	262,203
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	1,690,260	120,398
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037	7,411,730	559,272
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	6,447,898	428,406
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	7,651,925	374,953
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	10,491,011	508,245
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	4,015,523	256,694
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	6,850,398	443,795
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	7,464,570	370,896
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	5,500,742	333,652
IFB Ser. 05-29, Class SX, IO, 1.38s, 2035	6,430,135	380,612
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	4,667,462	313,187
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	4,840,865	322,098
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	5,188,644	340,281
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	11,333,049	611,079
IFB Ser. 04-92, Class S, IO, 1.38s, 2034	5,470,205	291,458
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	1,056,887	77,043
IFB Ser. 05-73, Class SD, IO, 1.36s, 2035	4,588,087	290,845
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	12,235,998	638,981
Ser. 06-116, Class ES, IO, 1.33s, 2036	2,029,060	87,265
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	3,340,757	187,918
IFB Ser. 06-20, Class IG, IO, 1.33s, 2036	21,641,910	929,646
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	2,819,200	176,065
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	6,302,452	336,551
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	4,451,024	246,363
IFB Ser. 06-104, Class IM, IO, 1.3s, 2036	906,000	54,058
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	2,180,150	105,926
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	3,069,370	228,904
Ser. 06-104, Class SG, IO, 1.28s, 2036	4,272,215	194,761
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	7,533,494	451,256
IFB Ser. 06-104, Class CI, IO, 1.28s, 2036	871,924	54,207

IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	4,522,109	242,441
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	5,250,940	221,527
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	11,635,251	676,089
IFB Ser. 06-42, Class IB, IO, 1.27s, 2036	4,330,821	180,565
IFB Ser. 06-20, Class IB, IO, 1.27s, 2036	9,275,213	384,264
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	592,795	43,795
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	2,206,407	124,985
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	4,109,600	222,714
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	2,667,860	143,264
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	5,953,654	285,556
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	5,929,032	230,675
Ser. 06-94, Class NI, IO, 1.18s, 2036	2,119,136	92,870
Ser. 03-W17, Class 12, IO, 1.152s, 2033	8,310,731	322,989
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	9,864,684	579,550
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	15,095,891	679,893
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	11,812,428	653,021
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	15,659,180	832,037
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	8,670,642	480,975
IFB Ser. 06-123, Class LI, IO, 1s, 2037	5,798,260	294,169
Ser. 03-T2, Class 2, IO, 0.823s, 2042	39,506,692	846,456
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	6,048,000	263,428
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	4,065,289	179,921
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	11,574,183	445,606
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	5,397,536	237,196
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	15,267,926	481,902
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	14,352,707	483,283
IFB Ser. 05-87, Class SE, IO, 0.73s, 2035	26,584,456	844,177
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	3,631,788	66,425
Ser. 03-W6, Class 51, IO, 0.68s, 2042	11,545,212	183,347
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	4,317,620	205,447
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	14,257,164	441,081
Ser. 01-T12, Class IO, 0.567s, 2041	23,474,674	279,342
Ser. 03-W2, Class 1, IO, 0.469s, 2042	21,073,110	231,127
Ser. 02-T4, IO, 0.453s, 2041	8,432,517	78,092
Ser. 03-W3, Class 1, IO, 0.443s, 2042	27,801,164	247,362
Ser. 02-T1, Class IO, IO, 0.423s, 2031	22,125,568	168,258
Ser. 03-W6, Class 3, IO, 0.365s, 2042	15,416,140	147,770
Ser. 03-W6, Class 23, IO, 0.352s, 2042	16,580,106	154,009
Ser. 03-W4, Class 3A, IO, 0.338s, 2042	14,890,659	141,893
Ser. 01-79, Class BI, IO, 0.337s, 2045	4,321,020	32,313
Ser. 03-W8, Class 11, IO, 0.03s, 2042	1,342,495	25
Ser. 03-W6, Class 21, IO, 0.004s, 2042	16,842	1
Ser. 06-104, Class EK, zero %, 2036	401,505	387,213
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036	91,519	89,328
Ser. 372, Class 1, PO, zero %, 2036	576,046	462,011
Ser. 371, Class 1, PO, zero %, 2036	1,633,567	1,353,333
Ser. 367, Class 1, PO, zero %, 2036	1,144,163	867,153
Ser. 363, Class 1, PO, zero %, 2035	13,368,466	10,151,139
Ser. 361, Class 1, PO, zero %, 2035	7,861,278	6,381,025
Ser. 04-38, Class AO, PO, zero %, 2034	4,413,735	3,208,234
Ser. 04-61, Class CO, PO, zero %, 2031	3,065,000	2,516,975
Ser. 07-31, Class TS, IO, zero %, 2009	9,944,968	180,879
Ser. 07-15, Class IM, IO, zero %, 2009	3,864,385	70,354
FRB Ser. 05-117, Class GF, zero %, 2036	783,584	731,690
FRB Ser. 05-65, Class ER, zero %, 2035	2,738,515	2,599,483
FRB Ser. 05-57, Class UL, zero %, 2035	2,676,872	2,576,916
FRB Ser. 05-36, Class QA, zero %, 2035	510,501	466,825
FRB Ser. 05-65, Class CU, zero %, 2034	370,277	411,201
FRB Ser. 05-81, Class DF, zero %, 2033	325,275	323,852
FRB Ser. 06-1, Class HF, zero %, 2032	304,402	286,402
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	232,347	244,703
Ser. T-58, Class 4A, 7 1/2s, 2043	597,600	626,550
Ser. T-51, Class 2A, 7 1/2s, 2042	617,010	643,252
Ser. T-42, Class A5, 7 1/2s, 2042	982,649	1,023,650
Ser. T-60, Class 1A2, 7s, 2044	4,251,961	4,421,135
Ser. T-41, Class 2A, 7s, 2032	100,069	103,197
Ser. T-56, Class A, IO, 0.555s, 2043	10,019,529	137,284
Ser. T-56, Class 3, IO, 0.363s, 2043	12,102,109	99,412
Ser. T-56, Class 1, IO, 0.285s, 2043	15,293,615	83,465
Ser. T-56, Class 2, IO, 0.049s, 2043	13,994,804	30,679
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	5,118,630	5,382,953
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.951s, 2033	30,931,814	1,616,825
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,726,000	2,959,971
Ser. 97-C2, Class G, 7 1/2s, 2029	832,000	903,741
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	3,410,000	3,674,446
Freddie Mac
IFB Ser. 3153, Class UK, 7 1/2s, 2036	671,589	768,274
IFB Ser. 3202, Class PS, 7.32s, 2036	1,098,625	1,201,676
IFB Ser. 3182, Class PS, 7.32s, 2032	2,394,322	2,653,508
IFB Ser. 3202, Class HM, 6.65s, 2036	703,514	751,401
IFB Ser. 3153, Class SX, 6.65s, 2036	925,883	992,890
IFB Ser. 3081, Class DC, 5.22s, 2035	1,534,394	1,560,469
IFB Ser. 3114, Class GK, 5.12s, 2036	977,935	993,867
Ser. 3311, Class IA, IO, 5s, 2037 (FWC)	4,742,000	277,021
Ser. 3311, Class IB, IO, 5s, 2037 (FWC)	4,742,000	277,021
Ser. 3311, Class IC, IO, 5s, 2037 (FWC)	4,742,000	277,021
Ser. 3311, Class ID, IO, 5s, 2037 (FWC)	4,742,000	277,021
Ser. 3311, Class IE, IO, 5s, 2037 (FWC)	4,742,000	277,021
IFB Ser. 2976, Class KL, 4.877s, 2035	2,783,269	2,792,035
IFB Ser. 2990, Class DP, 4.767s, 2034	2,403,009	2,387,298
IFB Ser. 2979, Class AS, 4.767s, 2034	685,548	679,847
IFB Ser. 3153, Class UT, 4.51s, 2036	538,536	525,422
IFB Ser. 3065, Class DC, 3.9s, 2035	2,357,829	2,232,294
IFB Ser. 3050, Class SA, 3.575s, 2034	1,682,944	1,554,575

IFB Ser. 2990, Class LB, 3.35s, 2034	2,931,354	2,700,744
IFB Ser. 2990, Class WP, 3.302s, 2035	1,835,496	1,764,203
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	4,122,676	452,267
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	4,676,693	477,401
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	2,313,275	135,647
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	11,029,291	632,976
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	4,624,224	315,615
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	2,196,031	137,421
IFB Ser. 3284, Class IV, IO, 1.43s, 2037	2,556,941	185,327
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	4,154,621	257,153
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	11,868,918	797,946
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	5,901,878	300,406
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	20,043,188	993,012
Ser. 3236, Class ES, IO, 1.38s, 2036	3,915,236	185,974
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	6,381,821	387,989
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	9,740,621	458,387
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	2,450,744	105,688
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	11,342,553	802,475
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	4,620,629	191,322
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	7,698,585	523,713
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	3,292,649	157,440
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	6,270,230	355,288
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	2,178,499	157,550
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	13,632,923	666,044
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	15,441,367	771,272
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	6,887,983	424,423
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	4,236,438	270,691
IFB Ser. 3240, Class S, IO, 1.3s, 2036	10,019,465	621,335
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	780,896	38,084
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	1,675,952	120,926
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	5,586,096	368,406
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	2,332,238	169,732
IFB Ser. 3174, Class BS, IO, 1.2s, 2036	4,659,130	185,945
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	5,117,158	306,843
IFB Ser. 3199, Class S, IO, 1.13s, 2036	2,799,425	150,032
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	13,333,185	758,197
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	11,862,559	678,070
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	6,059,056	329,382
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	5,440,617	205,723
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	8,993,647	428,719
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	5,977,334	219,368
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	4,713,192	134,034
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	14,988,708	668,579
Ser. 3300, PO, zero %, 2037	2,670,000	2,156,952
Ser. 242, PO, zero %, 2036 (FWC)	32,946,811	26,851,829
Ser. 239, PO, zero %, 2036	9,376,534	7,493,267
Ser. 3174, PO, zero %, 2036	355,454	305,558
Ser. 236, PO, zero %, 2036	8,409,631	6,761,559
FRB Ser. 3213, Class FX, zero %, 2036	396,193	381,320
FRB Ser. 3231, Class X, zero %, 2036	444,447	442,323
FRB Ser. 3147, Class SF, zero %, 2036	1,753,199	1,626,698
FRB Ser. 3048, Class XG, zero %, 2035	234,034	223,489
FRB Ser. 3022, Class TC, zero %, 2035	326,352	332,497
FRB Ser. 3003, Class XF, zero %, 2035	2,249,107	2,183,390
FRB Ser. 2986, Class XT, zero %, 2035	220,653	214,904
FRB Ser. 2958, Class FL, zero %, 2035	922,920	830,699
FRB Ser. 3046, Class WF, zero %, 2035	377,394	364,846
FRB Ser. 3054, Class XF, zero %, 2034	214,428	207,828
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.059s, 2045	231,256,480	1,237,685
Ser. 05-C2, Class XC, IO, 0.059s, 2043	86,229,168	670,144
Ser. 07-C1, Class XC, IO, 0.048s, 2019 (FWC)	184,589,000	1,460,099
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.058s, 2036	592,000	625,566
Ser. 03-C2, Class A2, 5.461s, 2040	6,249,000	6,328,987
Ser. 04-C2, Class A4, 5.301s, 2038	10,233,000	10,215,297
Ser. 97-C1, Class X, IO, 1.513s, 2029	9,705,962	391,824
Ser. 05-C1, Class X1, IO, 0.111s, 2043	98,705,898	1,372,604
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,614,303	1,656,336
Ser. 06-C1, Class XC, IO, 0.033s, 2045	128,165,869	956,246
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 7.62s, 2036	398,593	429,033
Ser. 2003-41, Class DS, IO, 6.38s, 2037	270,000	14,277
Ser. 07-25, Class SB, IO, 6s, 2037	8,864,000	468,906
Ser. 07-26, Class SA, IO, 6s, 2037	12,839,000	638,906
Ser. 07-26, Class SD, IO, 6s, 2037	6,336,000	342,271
Ser. 07-25, Class SA, IO, 6s, 2037 (FWC)	4,545,000	236,795
IFB Ser. 05-7, Class JM, 5.016s, 2034	2,928,221	2,910,822
IFB Ser. 05-66, Class SP, 3.1s, 2035	1,427,929	1,315,685
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	1,992,011	136,519
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	1,992,011	135,922
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	13,175,061	682,541
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	6,836,646	330,534
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	12,951,154	501,643
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	6,621,812	294,110
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	5,132,461	254,916
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	4,480,700	202,752
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	5,333,961	204,484
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	5,649,000	180,062
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	6,825,000	235,409
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	13,875,665	529,010
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	8,604,807	300,525
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	2,474,158	81,128
Ser. 98-2, Class EA, PO, zero %, 2028	120,658	99,230
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	8,147,743	199,875
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	2,106,000	2,128,324
Ser. 05-GG5, Class XC, IO, 0.052s, 2037	184,460,324	799,809
Greenwich Capital Commercial Funding Corp. 144A

Ser. 07-GG9, Class X, IO, 0.512s, 2039	29,478,468	744,331
Ser. 05-GG3, Class XC, IO, 0.137s, 2042	126,439,863	2,023,038
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	4,326,000	4,378,518
Ser. 04-GG2, Class A6, 5.396s, 2038	3,745,000	3,765,860
Ser. 05-GG4, Class A4, 4.761s, 2039	197,000	190,025
Ser. 05-GG4, Class A4B, 4.732s, 2039	835,000	801,219
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	565,000	565,000
Ser. 98-C1, Class F, 6s, 2030	1,286,000	1,291,568
Ser. 03-C1, Class X1, IO, 0.414s, 2040	28,516,826	492,053
Ser. 05-GG4, Class XC, IO, 0.162s, 2039	107,976,613	1,906,462
Ser. 04-C1, Class X1, IO, 0.126s, 2028	34,827,933	231,279
Ser. 06-GG6, Class XC, IO, 0.045s, 2038	52,910,363	183,946
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.853s, 2035	1,984,985	1,955,211
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	911,000	987,788
Ser. 06-CB14, Class AM, 5.629s, 2044	5,502,000	5,541,174
Ser. 06-CB16, Class A4, 5.552s, 2045	4,616,000	4,666,499
FRB Ser. 04-PNC1, Class A4, 5.372s, 2041	75,000	75,588
Ser. 06-CB14, Class A4, 5.481s, 2044	8,500,000	8,558,480
Ser. 06-LDP9, Class A3, 5.336s, 2047	5,650,000	5,610,507
Ser. 05-CB11, Class A4, 5.335s, 2037	6,441,000	6,440,000
Ser. 05-CB12, Class A4, 4.895s, 2037	198,000	191,904
Ser. 04-C3, Class A5, 4.878s, 2042	189,000	183,483
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,990,000	1,910,186
Ser. 06-CB17, Class X, IO, 0.703s, 2043	42,975,526	1,732,343
Ser. 06-LDP9, Class X, IO, 0.642s, 2047	9,839,926	338,297
Ser. 07-LDPX, Class X, IO, 0.527s, 2049	54,613,472	1,348,407
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	229,304,345	197,060
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 06-FL2A, Class X1, IO, 0.694s, 2018	97,737,943	308,852
Ser. 03-ML1A, Class X1, IO, 0.472s, 2039	47,849,112	1,698,643
Ser. 05-LDP2, Class X1, IO, 0.105s, 2042	167,606,983	2,926,575
Ser. 05-LDP1, Class X1, IO, 0.101s, 2046	37,641,536	364,652
Ser. 05-CB12, Class X1, IO, 0.097s, 2037	55,693,033	626,547
Ser. 05-LDP3, Class X1, IO, 0.062s, 2042	82,231,481	655,282
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043	68,605,814	375,188
Ser. 05-LDP5, Class X1, IO, 0.043s, 2044	346,268,654	1,677,239
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	725,410
Ser. 99-C1, Class G, 6.41s, 2031	765,731	795,526
Ser. 98-C4, Class G, 5.6s, 2035	634,000	633,767
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,011,359
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	67,000	69,693
Ser. 05-C7, Class AM, 5.263s, 2040	1,044,000	1,036,833
Ser. 04-C7, Class A6, 4.786s, 2029	1,733,000	1,682,315
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	30,503,701	1,488,544
Ser. 05-C3, Class XCL, IO, 0.133s, 2040	67,218,549	1,402,410
Ser. 05-C2, Class XCL, IO, 0.122s, 2040	134,229,221	1,399,367
Ser. 05-C5, Class XCL, IO, 0.11s, 2020	70,077,503	1,001,044
Ser. 05-C7, Class XCL, IO, 0.096s, 2040	83,831,952	840,994
Ser. 06-C1, Class XCL, IO, 0.082s, 2041	66,929,016	746,746
Ser. 06-C7, Class XCL, IO, 0.072s, 2038	22,172,971	399,443
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	733,000	733,801
FRB Ser. 05-LLFA, 6.12s, 2018	423,000	421,943
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	915,819	1,007,773
IFB Ser. 06-7, Class 4A2, IO, 2.43s, 2036	4,040,034	229,563
Ser. 07-1, Class 3A2, IO, 1.93s, 2037	4,111,429	274,019
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037	2,633,934	161,445
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	8,216,327	371,880
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037	5,809,069	329,525
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	8,551,130	478,333
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	6,096,480	342,927
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036	12,475,644	460,758
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	11,242,035	584,988
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036	4,841,586	183,249
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036	6,433,803	308,004
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	2,227,155	10,104
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036	1,873,197	15,240
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	5,148,095	28,352
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037	4,605,988	14,469
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.688s, 2034	609,323	621,757
Ser. 04-13, Class 3A6, 3.786s, 2034	2,253,000	2,180,072
Ser. 06-OA1, Class X, IO, 2.082s, 2046	5,336,062	176,757
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,482,028	36,238
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	6,525,653	16,314
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.049s, 2049	89,704,863	1,349,077
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 5.82s, 2022	1,020,000	1,024,867
Ser. 06-1, Class X1TM, IO, 5.569s, 2022	10,040,000	221,834
Ser. 06-1, Class X1A, IO, 1.273s, 2022	39,655,564	570,049
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.116s, 2030	644,000	692,918
FRB Ser. 05-A9, Class 3A1, 5.284s, 2035	4,011,938	4,004,415
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	193,000	187,841
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	187,000	179,769
Ser. 05-MCP1, Class XC, IO, 0.095s, 2043	71,427,373	1,001,657
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.212s, 2039	16,579,395	363,322
Ser. 05-LC1, Class X, IO, 0.067s, 2044	37,759,871	346,624

Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.039s, 2039	30,420,000	161,606
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.047s, 2037	3,096,720	1,004,499
Ser. 06-C4, Class X, IO, 4.33s, 2016	8,768,000	2,996,864
Ser. 04-C2, Class X, IO, 2.594s, 2040	2,508,217	775,980
Ser. 05-C3, Class X, IO, 2.279s, 2044	2,885,562	869,727
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.708s, 2043	10,628,404	579,580
Ser. 05-HQ6, Class X1, IO, 0.083s, 2042	76,525,870	823,109
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	3,674,000	3,688,208
Ser. 05-HQ6, Class A4A, 4.989s, 2042	3,963,000	3,873,604
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,047,000	2,003,706
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	482,000	485,984
Ser. 04-RR, Class F5, 6s, 2039	1,000,000	886,484
Ser. 04-RR, Class F6, 6s, 2039	1,700,000	1,434,906
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.387s, 2035	4,999,959	4,998,926
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.235s, 2030	1,020,000	1,041,404
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)	2,054,000	2,053,862
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	3,870,000	3,996,046
Ser. 00-C1, Class J, 6 5/8s, 2010	456,000	440,605
Ser. 00-C2, Class J, 6.22s, 2033	1,113,000	1,130,574
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)	2,645,000	2,704,513
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)	1,041,000	1,041,625
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	1,248,094	15,650
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	2,836,760	2,740,995
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.953s, 2036	20,929,859	983,159
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	600,000	606,383
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	757,000	675,978
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	513,000	440,459
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	337,000	300,522
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.261s, 2035	2,382,377	2,375,659
Ser. 04-8, Class 1A3, 4.646s, 2034	37,341	38,028
Ser. 05-9, Class AX, IO, 1.018s, 2035	27,523,736	410,104
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	24,362,000	24,455,782
Ser. 05-C17, Class A4, 5.083s, 2042	7,065,000	6,950,300
Ser. 04-C15, Class A4, 4.803s, 2041	3,055,000	2,961,085
Ser. 06-C28, Class XC, IO, 0.564s, 2048	23,407,822	644,651
Ser. 06-C29, IO, 0.528s, 2048	97,799,446	2,902,688
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	771,000	770,861
Ser. 03-C3, Class IOI, IO, 0.419s, 2035	17,451,796	525,892
Ser. 06-C23, Class XC, IO, 0.061s, 2045	90,711,895	561,507
Ser. 06-C26, Class XC, IO, 0.045s, 2045	35,066,306	133,603
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.856s, 2049	15,622,000	741,435
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	7,720,077	411,335
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	222,000	210,146
Ser. 06-SL1, Class A, 5.421s, 2043	5,316,603	5,322,626
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.21s, 2031 (Cayman Islands)	1,305,000	1,333,073
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.259s, 2036	3,115,737	3,091,434
Ser. 05-AR2, Class 2A1, 4.545s, 2035	1,485,771	1,465,118
Ser. 04-R, Class 2A1, 4.361s, 2034	1,512,322	1,487,822
Ser. 05-AR9, Class 1A2, 4.354s, 2035	2,013,765	1,979,498
Ser. 05-AR12, Class 2A5, 4.319s, 2035	21,411,000	20,919,742
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	44,983,000	451,313

Total collateralized mortgage obligations (cost $690,383,840)		$688,485,421

CORPORATE BONDS AND NOTES (5.3%)(a)

	Principal amount	Value

Basic Materials (0.1%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,510,000	$1,463,109
Georgia-Pacific Corp. debs. 9 1/2s, 2011	765,000	845,325
Georgia-Pacific Corp. notes 8 1/8s, 2011	635,000	669,925
Lafarge SA notes 6 1/2s, 2016 (France)	325,000	344,013
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	470,000	461,429
Newmont Mining Corp. notes 5 7/8s, 2035	675,000	633,548
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	785,000	771,005
Westvaco Corp./NY unsec. notes 7 1/2s, 2027	175,000	184,622
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	739,256
		6,112,232

Capital Goods (--%)
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	435,000	423,581
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015	595,000	592,025
Legrand SA debs. 8 1/2s, 2025 (France)	860,000	1,010,500
		2,026,106

Communication Services (0.5%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	200,000	203,300
AT&T Corp. sr. notes 8s, 2031	670,000	839,520
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,225,000	2,911,317
France Telecom notes 8 1/2s, 2031 (France)	180,000	237,085
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	600,000	616,607
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	765,000	789,863
Southwestern Bell Telephone debs. 7s, 2027	1,075,000	1,099,459
Sprint Capital Corp. company guaranty 6.9s, 2019	715,000	736,764
Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,965,000	1,949,893
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	350,000	372,078
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	515,000	504,413
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	60,000	58,207
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)	965,000	927,530
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	690,000	742,208
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	270,000	283,055
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	595,000	714,774
Telus Corp. notes 8s, 2011 (Canada)	1,055,000	1,152,678
Verizon Communications, Inc. sr. unsec. bond 6 1/4s,
2037	1,715,000	1,718,581
Verizon Communications, Inc. sr. unsec. bond 5 1/2s,
2017	1,075,000	1,070,077
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,285,000	2,382,693
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	877,168
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,165,841
		21,353,111

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	689,880

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	565,000	602,648
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	660,000	643,475
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	1,545,000	1,608,583
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	565,000	593,679
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	1,730,000	1,756,388
Federated Retail Holdings, Inc. company guaranty 5.9s,
2016	1,415,000	1,416,744
Federated Retail Holdings, Inc. company guaranty
5.35s, 2012	1,435,000	1,429,389
Ford Motor Credit Corp. notes 6 3/8s, 2008	980,000	969,991
JC Penney Co., Inc. debs. 7.65s, 2016	110,000	122,761
JC Penney Co., Inc. notes 6 7/8s, 2015	910,000	964,612
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	580,000	578,097
JC Penney Co., Inc. sr. notes 5 3/4s, 2018	290,000	289,333
Office Depot, Inc. notes 6 1/4s, 2013	563,000	575,981
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	650,488
Wyndham Worldwide Corp. 144A sr. unsec. 6s, 2016	755,000	749,002
		12,951,171

Consumer Staples (0.6%)
Comcast Corp. company guaranty 5 7/8s, 2018	825,000	832,458
Cox Communications, Inc. notes 7 1/8s, 2012	890,000	961,152
Cox Communications, Inc. 144A bonds 6.45s, 2036	1,065,000	1,074,791
Cox Communications, Inc. 144A notes 5 7/8s, 2016	1,015,000	1,023,283
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,045,000	1,123,628
CVS Corp. 144A pass-through certificates 6.117s, 2013	2,074,061	2,127,530
Delhaize America, Inc. company guaranty 8 1/8s, 2011	655,000	724,594
Diageo PLC company guaranty 8s, 2022	760,000	920,618
Estee Lauder Cos Inc. (The) sr. unsec. 6s, 2037	1,040,000	1,036,048
Estee Lauder Cos Inc. (The) sr. unsec. 5.55s, 2017	280,000	280,980
Fortune Brands, Inc. notes 5 3/8s, 2016	900,000	854,618
Kroger Co. company guaranty 6 3/4s, 2012	275,000	288,860
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,182,137
News America Holdings, Inc. debs. 7 3/4s, 2045	1,955,000	2,227,152
News America, Inc. company guaranty 6.4s, 2035	1,100,000	1,108,567
TCI Communications, Inc. debs. 9.8s, 2012	1,870,000	2,217,291
TCI Communications, Inc. debs. 8 3/4s, 2015	1,115,000	1,338,104
TCI Communications, Inc. debs. 7 7/8s, 2013	1,240,000	1,391,238
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	690,000	701,398
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	475,000	479,164
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	202,487
Time Warner, Inc. company guaranty 6 1/2s, 2036	435,000	435,327
Time Warner, Inc. company guaranty 5 7/8s, 2016	800,000	805,490
Time Warner, Inc. debs. 9.15s, 2023	340,000	427,375
Time Warner, Inc. debs. 9 1/8s, 2013	2,435,000	2,857,662
Viacom, Inc. sr. notes 5 3/4s, 2011	610,000	618,313
		27,240,265

Energy (0.3%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	1,460,000	1,466,735
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	705,000	710,871
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	1,010,000	1,070,600
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	1,945,000	2,153,778
Forest Oil Corp. sr. notes 8s, 2011	610,000	638,975

Hess Corp. bonds 7 7/8s, 2029	1,160,000	1,362,088
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	530,000	528,968
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	653,250
Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	770,788
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	1,330,000	1,372,754
Sunoco, Inc. notes 4 7/8s, 2014	590,000	561,881
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	745,000	863,968
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	855,000	870,696
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	446,891
		13,472,243

Financial (2.1%)
AGFC Capital Trust I company guaranty 6s, 2067	620,000	612,680
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	2,075,000	2,066,001
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	1,740,000	1,888,459
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	520,000	524,548
Axa SA 144A sub. notes FRN 6.379s, 2036 (France)	895,000	875,475
Bank of America NA sub. notes 5.3s, 2017	2,015,000	1,992,011
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	1,110,000	1,084,281
Block Financial Corp. notes 5 1/8s, 2014	760,000	713,562
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.16s, 2012 (Cayman Islands)	2,378,000	2,401,999
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	840,000	838,589
Capital One Capital III company guaranty 7.686s, 2036	1,790,000	1,933,724
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	3,330,000	3,204,444
CIT Group, Inc. sr. notes 5s, 2015	780,000	745,022
CIT Group, Inc. sr. notes 5s, 2014	3,485,000	3,363,004
Citigroup, Inc. sub. notes 5s, 2014	2,377,000	2,325,861
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	730,000	757,151
CNA Financial Corp. unsecd. notes 6s, 2011	730,000	746,437
Colonial Properties Trust notes 6 1/4s, 2014 (R)	730,000	754,948
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	1,035,000	1,190,021
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,145,000	1,130,926
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	385,000	384,980
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,410,000	1,704,593
Equity One, Inc. notes 5 3/8s, 2015 (R)	695,000	676,512
ERP Operating LP notes 6.584s, 2015	600,000	643,776
Fleet Capital Trust V bank guaranty FRN 6.35s, 2028	935,000	938,257
Fund American Cos., Inc. notes 5 7/8s, 2013	1,370,000	1,363,403
GATX Financial Corp. notes 5.8s, 2016	560,000	558,336
General Motors Acceptance Corp. bonds 8s, 2031	845,000	906,968
General Motors Acceptance Corp. FRN 6.306s, 2007	1,870,000	1,870,705
General Motors Acceptance Corp. notes 7s, 2012	845,000	848,222
Greenpoint Capital Trust I company guaranty 9.1s, 2027	600,000	628,601
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	385,000	389,114
Heritage Property Investment Trust company guaranty
5 1/8s, 2014 (R)	795,000	770,428
Highwood Properties, Inc. 144A bonds 5.85s, 2017 (R)	1,005,000	999,460
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	780,000	821,508
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	530,000	532,539
HRPT Properties Trust notes 6 1/4s, 2016 (R)	525,000	546,437
HSBC Finance Capital Trust IX FRN 5.911s, 2035	3,300,000	3,311,039
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	2,560,000	2,623,188
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	1,630,000	1,620,427
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	3,460,000	3,703,176
JPMorgan Chase Capital XX jr. sub. bond Ser. T, 6.55s,
2036	565,000	573,034
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	600,000	601,788
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	160,000	160,843
Liberty Mutual Insurance 144A notes 7.697s, 2097	2,160,000	2,228,394
Lincoln National Corp. FRB 7s, 2066	1,250,000	1,320,133
Loews Corp. notes 5 1/4s, 2016	510,000	500,761
MetLife, Inc. jr. sub. FRN 6.4s, 2036	1,515,000	1,512,065
Mizuho Financial Group Cayman, Ltd. bank guaranty
8 3/8s, 2049 (Cayman Islands)	750,000	790,500
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	464,074
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	650,000	670,771
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	375,000	458,705
NB Capital Trust IV company guaranty 8 1/4s, 2027	5,540,000	5,762,376
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	505,000	497,327
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,240,000	1,288,891
PNC Bank NA notes 4 7/8s, 2017	1,030,000	983,759
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	905,000	921,950
Prudential Holdings LLC 144A bonds 8.695s, 2023	1,510,000	1,899,293
QBE Capital Funding II LP 144A company guaranty FRN
6.797s, 2049 (Jersey)	750,000	757,643
RBS Capital Trust IV company guaranty FRN 6.15s, 2049	1,290,000	1,304,915
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	695,000	709,510
Rouse Co. (The) notes 7.2s, 2012 (R)	645,000	675,174
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	400,000	466,474
Safeco Capital Trust I company guaranty 8.072s, 2037	1,365,000	1,423,352
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	740,000	753,492
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	755,000	720,107
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	730,000	718,597
Sun Life Canada Capital Trust 144A company guaranty
8.526s, 2049	2,115,000	2,205,695
Swiss Re Capital I LP 144A company guaranty FRN
6.854s, 2049	850,000	887,689
UBS AG/Jersey Branch FRN 8.35s, 2008 (Jersey)	3,020,000	3,084,175
Washington Mutual Bank/Henderson NV sub. notes Ser.

BKNT, 5.95s, 2013	1,030,000	1,049,679
Westfield Group sr. notes 5.7s, 2016 (Australia)	875,000	885,111
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	1,010,000	1,020,090
Willis Group North America, Inc. company guaranty
6.2s, 2017	720,000	724,062
		93,011,241

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008	845,000	847,079
Hospira, Inc. sr. notes 6.05s, 2017	560,000	565,764
Hospira, Inc. sr. notes 5.55s, 2012	785,000	789,285
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	275,000	281,188
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	620,000	635,500
Wyeth notes 5.95s, 2037	2,245,000	2,244,823
		5,363,639

Technology (0.1%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	760,000	818,894
Avnet, Inc. notes 6s, 2015	765,000	759,493
Xerox Corp. sr. notes 6.4s, 2016	1,030,000	1,061,272
		2,639,659

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	525,000	568,838
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	2,895,000	2,909,475
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	450,000	458,468
Ryder System, Inc. notes Ser. MTN, 5.85s, 2016	585,000	574,993
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	583,693
		5,095,467

Utilities & Power (1.1%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	905,000	907,158
Appalachian Power Co. sr. notes 5.8s, 2035	510,000	493,843
Arizona Public Services Co. notes 6 1/2s, 2012	1,040,000	1,084,097
Atmos Energy Corp. notes 4.95s, 2014	1,125,000	1,072,356
Beaver Valley II Funding debs. 9s, 2017	1,465,000	1,663,332
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,950,000	1,968,764
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	110,000	111,760
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,060,000	1,148,378
Cleveland Electric Illuminating Co. (The) sr. unsec.
bond 5.95s, 2036	2,070,000	1,996,246
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	550,000	644,675
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,145,000	1,091,042
Consolidated Natural Gas Co. sr. notes 5s, 2014	530,000	515,972
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	805,000	804,771
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	975,000	964,217
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	3,085,000	3,154,135
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	120,000	121,071
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,
2016	750,000	754,595
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	985,000	940,485
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	515,000	536,783
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	775,000	899,473
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	440,000	455,400
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,090,000	1,097,366
Kansas Gas & Electric bonds 5.647s, 2021	395,000	385,729
Kinder Morgan, Inc. notes 6s, 2017	545,000	553,690
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	685,000	705,115
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	2,345,000	2,383,559
National Fuel Gas Co. notes 5 1/4s, 2013	545,000	540,823
Nevada Power Co. 2nd mtge. 9s, 2013	478,000	514,544
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	525,000	528,984
Northwestern Corp. sec. notes 5 7/8s, 2014	1,090,000	1,083,162
Oncor Electric Delivery Co. debs. 7s, 2022	675,000	728,968
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	820,000	925,941
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	775,000	764,763
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	1,020,000	1,023,734
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,085,000	1,106,924
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	995,001	1,004,653
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	640,000	634,487
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	970,000	980,210
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	375,000	388,262
Public Service Co. of New Mexico sr. notes 4.4s, 2008	570,000	566,199
Southern California Edison Co. notes 6.65s, 2029	1,030,000	1,130,425
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	895,000	867,832
Southern Natural Gas. Co. 144A notes 5.9s, 2017	460,000	461,256
Southern Union Co. jr. sub. FRN 7.2s, 2066	1,075,000	1,092,817
Spectra Energy Capital, LLC sr. notes 8s, 2019	780,000	899,350
Teco Energy, Inc. notes 7.2s, 2011	1,070,000	1,139,550
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	665,000	662,065
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	519,350
TXU Energy Co. 144A sr. unsec. FRN 5.85s, 2008	2,555,000	2,554,836
Westar Energy, Inc. 1st mtge. 5.15s, 2017	75,000	71,533
Westar Energy, Inc. 1st mtge. 5.1s, 2020	800,000	746,673

		47,391,353

Total corporate bonds and notes (cost $235,378,545)		$237,346,367

ASSET-BACKED SECURITIES (4.4%)(a)

	Principal amount	Value

Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	$210,000	$212,927
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	70,844	68,098
Ser. 04-6N, Class Note, 4 3/4s, 2035	63,884	61,368
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	2,738,966	2,747,643
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	3,959,679	3,968,390
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	902,000	712,580
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	1,292,086
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	1,106,662
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	157,000	107,273
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	407,000	285,388
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 05-HE1, Class A3, 5.61s, 2035	67,982	67,990
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	917,415	921,286
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	210,000	211,895
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	420,000	415,871
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	2,311,745	319,714
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.92s, 2039	4,813,000	4,813,734
Ser. 04-B, Class A1, 5.82s, 2039	4,211,489	4,211,480
FRB Ser. 04-D, Class A, 5.71s, 2044	1,759,470	1,759,745
Ser. 05-B, Class A, IO, 4.412s, 2039	5,321,270	83,940
Ser. 04-D, Class A, IO, 3.938s, 2007	6,776,959	20,682
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 7.22s, 2039	200,000	202,134
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	901,442	906,850
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	760,302	763,191
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	1,016,054	1,017,070
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	698,000	418,800
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	414,000	269,100
FRB Ser. 03-3, Class A2, 5.91s, 2043	2,197,474	2,200,908
FRB Ser. 03-1, Class A1, 5.82s, 2042	535,490	536,494
FRB Ser. 05-3, Class A1, 5.77s, 2035	736,877	738,259
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	251,000	163,150
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 7.32s, 2009	1,610,000	1,537,550
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	500,000	500,957
Ser. 05-1, Class D, 6 1/2s, 2011	1,442,000	1,427,524
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	570,000	575,232
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	173,592	171,532
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	694,723	713,523
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	90,645	91,878
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	1,730,000	1,748,314
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	124,409	120,365
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	10,357	10,206
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.436s, 2010	1,060,000	1,066,377
Conseco Finance Securitizations Corp.
Ser. 02-1, Class M2, 9.546s, 2033	2,974,000	2,289,980
Ser. 02-2, Class A, IO, 8 1/2s, 2033	6,445,888	1,233,698
Ser. 00-4, Class A6, 8.31s, 2032	8,597,000	7,608,345
Ser. 00-5, Class A6, 7.96s, 2032	3,727,000	3,438,638
Ser. 02-1, Class M1F, 7.954s, 2033	1,004,000	1,046,334
Ser. 01-4, Class A4, 7.36s, 2033	5,672,823	5,902,459
Ser. 00-6, Class A5, 7.27s, 2031	1,121,451	1,126,575
Ser. 01-1, Class A5, 6.99s, 2032	2,639,172	2,586,388
Ser. 01-3, Class A4, 6.91s, 2033	8,056,946	7,997,736
Ser. 02-1, Class A, 6.681s, 2033	6,654,947	6,765,503
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	63,966	63,646
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	111,586	107,681
Ser. 04-14N, 5s, 2036	44,593	43,255
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.199s, 2046	11,440,815	429,031
Ser. 05-9, Class 1X, IO, 1.802s, 2035	12,063,110	211,104
Ser. 05-2, Class 2X, IO, 1.16s, 2035	13,278,606	284,246
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	1,219,914	1,287,560
IFB Ser. 05-R1, Class 1AS, IO, 0.802s, 2035	8,515,740	253,968
IFB Ser. 05-R2, Class 1AS, IO, 0.422s, 2035	7,965,995	257,193
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	1,617,000	1,574,048
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	545,616	518,336
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	373,000	382,792

Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	700,000	700,221
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	78,556	80
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	404,819	405,072
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	650,000	639,063
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.398s,
2038 (Cayman Islands)	616,000	618,033
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.855s, 2015 (Cayman Islands)	2,000,000	2,001,000
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	201,495	1,793
Ser. 04-3, Class A, 4 1/2s, 2034	5,626	81
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.32s,
2037 (Cayman Islands)	308,000	317,733
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	1,903,750	1,905,825
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	1,680,000	1,679,983
Ser. 04-1A, Class B, 6.17s, 2018	118,762	119,591
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,962,000	1,955,170
GEBL 144A
Ser. 04-2, Class D, 8.07s, 2032	663,115	653,195
Ser. 04-2, Class C, 6.17s, 2032	248,466	248,466
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	3,104,850	32,911
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.758s, 2041 (United Kingdom)	1,562,000	1,572,434
FRB Ser. 02-2, Class 1C, 6.608s, 2043 (United Kingdom)	553,977	557,301
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	512,386	488,465
Ser. 99-5, Class A5, 7.86s, 2030	16,627,911	15,879,655
Ser. 97-4, Class A7, 7.36s, 2029	596,996	617,011
Ser. 95-8, Class B1, 7.3s, 2026	362,579	363,714
Ser. 96-10, Class M1, 7.24s, 2028	972,000	972,000
Ser. 98-4, Class A7, 6.87s, 2030	342,343	338,063
Ser. 97-7, Class A8, 6.86s, 2029	417,958	425,117
Ser. 99-3, Class A6, 6 1/2s, 2031	1,137,000	1,125,630
Ser. 99-2, Class A7, 6.44s, 2030	1,295,891	1,279,265
Ser. 99-1, Class A6, 6.37s, 2025	598,000	600,990
Ser. 99-3, Class A5, 6.16s, 2031	20,280	20,406
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	3,427,668	3,338,131
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,156,849	1,150,498
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	4,160	4,119
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	309,665	329,462
Ser. 05-RP3, Class 1A3, 8s, 2035	903,446	952,865
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	830,926	865,974
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,116,098	1,176,926
Ser. 05-RP1, Class 1A3, 8s, 2035	140,097	147,721
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,264,725	1,319,399
IFB Ser. 04-4, Class 1AS, IO, 0.754s, 2034	13,553,752	417,764
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	1,141,000	1,141,913
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	1,112,532	1,096,623
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	623,854	548,991
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.86s, 2036 (Cayman Islands)	1,834,587	1,820,827
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034 (Cayman Islands)	19,333	18,367
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	412,704	409,240
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035	645,000	438,600
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	18,595,209	352,258
Lehman Mortgage Trust IFB Ser. 07-1, Class 2A3, IO,
1.31s, 2037	6,921,443	394,665
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	2,585,000	2,725,761
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	5,220,000	5,220,000
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	4,059,503	3,166,412
Ser. 02-A IO, 0.3s, 2032	143,307,185	1,527,325
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	118,148	117,700
FRB Ser. 02-1A, Class A1, 6.02s, 2024	1,084,321	1,091,785
Ser. 04-2A, Class D, 5.389s, 2026	107,417	104,384
Ser. 04-2A, Class C, 4.741s, 2026	98,824	95,755
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	9,431	4,716
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	766,069	799,500
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,899,838	1,983,401
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	1,730,000	1,749,046
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	5,405,990	5,135,691
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	14,646	14,529
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	29,099	28,663
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	20,197	19,894
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	56,232	54,545
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	1,921	192
Mid-State Trust

Ser. 11, Class B, 8.221s, 2038	371,774	369,389
Ser. 10, Class B, 7.54s, 2036	704,281	615,099
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	4,359	4,355
Ser. 04-HB2, Class E, 5s, 2012	184,739	181,737
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)	544,000	554,540
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.85s, 2015 (Cayman Islands)	1,168,000	1,168,350
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	563,787	552,796
Ser. 04-B, Class C, 3.93s, 2012	222,606	217,105
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	1,681,455	1,637,335
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.52s, 2038 (Cayman Islands)	624,000	624,000
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.981s, 2035	512,888	522,940
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	459,317	476,357
Oakwood Mortgage Investors, Inc.
Ser. 01-D, Class A3, 5.9s, 2022	167,743	134,195
Ser. 02-C, Class A1, 5.41s, 2032	4,157,067	3,803,990
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	609,317	545,795
Ser. 01-B, Class A3, 6.535s, 2023	176,391	165,934
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)	623,000	629,230
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)	696,000	696,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035	216,000	153,425
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	338,325	332,973
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.67s, 2035	353,208	353,278
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034	415,000	356,900
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	27,034	25,492
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.49s,
2042 (United Kingdom)	1,300,000	1,310,134
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.355s, 2011 (United Kingdom)	657,000	656,957
FRB Ser. 04-2A, Class C, 6.235s, 2011 (United Kingdom)	912,000	904,490
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011	701,000	703,735
Ser. 04-FA, Class E, 5s, 2011	500,000	498,095
Ser. 04-DA, Class D, 4.4s, 2011	944,000	936,699
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.8s, 2035	1,165,000	699,000
Ser. 04-NT12, Class Note, 4.7s, 2035	7,238	7,067
Ser. 04-NT, Class Note, 4 1/2s, 2034	143,524	129,172
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037	13,620,851	719,934
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033	1,429,862	1,428,075
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	22,036	68
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	133,867	5,355
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	214,965	22
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	8,433	248
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	48,411	208
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	65,758	106
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	12,564	251
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	19,639	98
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (In default) (NON)	144,254	2,885
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035	466,000	348,661
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.56s,
2038 (Cayman Islands)	470,000	471,457
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034	854,613	854,528
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.156s, 2035	974,000	505,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015	5,260,102	5,253,527
Structured Asset Securities Corp.
Ser. 07-6, Class AI, IO, 5s, 2037 (FWC)	61,220,000	2,314,912
Ser. 07-6, Class IA, IO, 5s, 2037 (FWC)	61,220,000	1,854,966
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	3,240,597	337,732
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	7,349,302	151,396
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	1,698,000	1,658,606
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	344,108	340,021
Ser. 04-3, Class D, 4.07s, 2012	312,419	309,985
Ser. 04-4, Class D, 3.58s, 2012	137,983	136,172
Ser. 04-1, Class D, 3.17s, 2011	80,290	80,048
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.255s, 2044 (United Kingdom)	1,313,075	1,313,049
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011	56,940	56,865

Total asset-backed securities (cost $202,427,966)		$197,369,331

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $4,519,000)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$4,519,000	$5,083,875

CONVERTIBLE PREFERRED STOCKS (0.1%)(a) (cost $5,337,880)

			Shares	Value

Huntsman Corp. $2.50 cv. pfd.			109,061	$4,648,725

MUNICIPAL BONDS AND NOTES (--%)(a) (cost $1,004,891)

		Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34		Baa3	$1,005,000	$1,040,587

PURCHASED OPTIONS (0.5%)(a)
		Expiration date/	Contract
		strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.		Jan-08 / 5.39	59,599,000	$1,571,644
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.		Jan-08 / 5.35	44,811,000	1,119,424
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.		Feb-08 / 5.34	17,320,000	423,921
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.		Feb-08 / 5.34	17,320,000	212,807
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.		Jan-08 / 5.39	59,599,000	602,874
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.		Jan-08 / 5.35	44,811,000	528,949
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.		Apr-08 / 4.965	184,000,000	2,310,414
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.		Apr-08 / 4.965	184,000,000	2,292,106
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2008.		Apr-08 / 5.175	92,000,000	1,903,204
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2008.		Apr-08 / 5.175	92,000,000	1,831,941
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.		Apr-09 / 5.325	54,984,000	1,639,046
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2009.		Apr-09 / 5.315	54,984,000	1,612,560
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2009.		Apr-09 / 5.315	54,984,000	1,467,028
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.		Apr-09 / 5.325	54,984,000	1,465,159
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2009.		Apr-09 / 5.385	43,245,000	1,383,840
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2009.		Apr-09 / 5.385	43,245,000	1,081,125

Total Purchased Options (cost $21,382,257)				$21,446,042

WARRANTS (--%)(a)(NON) (cost $0)

	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	29,195	$521,131

SHORT-TERM INVESTMENTS (11.3%)(a)

			Principal	Value
			amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)			$285,790,963	$285,337,231
Putnam Prime Money Market Fund (e)			219,386,594	219,386,594

Total short-term investments (cost $504,723,825)				$504,723,825

TOTAL INVESTMENTS

Total investments (cost $4,998,546,403) (b)				$5,521,708,371

FUTURES CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	4229	$1,008,352,188	Sep-08	$(563,878)
Euro-Dollar 90 day (Long)	1659	394,779,788	Mar-08	182,126
Euro-Dollar 90 day (Long)	954	227,195,100	Sep-09	56,705
Euro-Dollar 90 day (Long)	954	226,098,000	Sep-07	(26,207)
S&P 500 Index (Long)	12	4,502,612	Jun-07	(41,927)
S&P 500 Index E-Mini (Short)	620	46,143,500	Jun-07	(1,776,456)
U.S. Treasury Bond 20 yr (Short)	1429	159,690,750	Jun-07	(462,468)
U.S. Treasury Note 10 yr (Long)	1798	194,773,969	Jun-07	1,095,464
U.S. Treasury Note 2 yr (Short)	81	16,582,219	Jun-07	(1,418)
U.S. Treasury Note 5 yr (Long)	421	44,553,641	Jun-07	236,053

Total				$(1,302,006)

WRITTEN OPTIONS OUTSTANDING at 4/30/07 (premiums received $8,198,261) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	$76,820,000	Jun-07 / 4.55	$11,200

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	32,581,000	Mar-08 / 5.225	671,625

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	32,581,000	Mar-08 / 5.225	548,990

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	76,820,000	Jun-07 / 4.55	3,655,257

Total			$4,887,072

TBA SALE COMMITMENTS OUTSTANDING at 4/30/07 (proceeds receivable $702,660,562) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5s, May 1, 2037	$158,600,000	5/14/07	$153,284,426
FNMA, 6s, May 1, 2022	363,900,000	5/17/07	369,784,954
FNMA, 5 1/2s, May 1, 2037	181,400,000	5/14/07	179,373,418

Total			$702,442,798

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$700,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(28,352)

4,636,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(4,518)

53,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	612,232

3,720,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	138,366

3,070,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	102,686

7,440,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	240,557

20,610,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	526,011

248,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	(1,587,958)

84,900,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	782,300

87,100,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,040,469)

102,075,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	1,666,530

82,772,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	44,042

Bear Stearns Bank plc
63,600,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(104,700)

Citibank, N.A.
56,920,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,376,934)

4,380,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(81,931)

Credit Suisse First Boston International
6,600,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	109,834

Credit Suisse International
6,762,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	19,608

80,000,000	1/9/09	3 month USD-LIBOR-BBA	5.145%	1,097,267
3,843,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	19,293

Goldman Sachs International
4,968,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(228,877)

13,380,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(218,941)

22,090,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	273,934

18,233,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	115,270

35,081,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(183,435)

158,394,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,889,641)

36,385,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	54,801

161,722,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(2,137,066)

4,331,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(57,420)

17,771,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(25,882)

55,949,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	69,051

JPMorgan Chase Bank, N.A.
47,810,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	641,015

81,200,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,298,765

156,100,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	394,066

10,430,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(329,578)

63,370,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(2,752,507)

4,470,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	167,158

17,930,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	486,454

20,829,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(38,686)

89,553,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	815,231

65,346,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	2,195,571

37,105,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(576,613)

9,442,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	190,026

5,472,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(28,297)

170,000,000	3/30/08	3 month USD-LIBOR-BBA	5.163%	(283,839)

94,000,000	3/30/16	3 month USD-LIBOR-BBA	5.2755%	1,026,220

36,282,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	77,589

161,308,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(2,146,494)

61,990,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(155,491)

44,550,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(13,692)

126,500,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(2,487,756)

65,551,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	76,134

4,639,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(49,510)

183,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	6,366

57,486,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(975,461)

40,500,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(72,189)

Lehman Brothers International (Europe)
86,483,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	231,939

18,884,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(251,787)

46,981,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(77,884)

18,884,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	255,197

46,981,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	81,225

267,010,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(8,516,172)

150,213,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,743,182)

91,930,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(654,317)

Lehman Brothers Special Financing, Inc.
26,033,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	108,520

111,090,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(59,945)

135,710,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,823,028)

153,985,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	444,118

Morgan Stanley Capital Services, Inc.
3,674,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(8,296)

Total				$(17,643,472)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
17,620,000	5/2/08	10 bp plus	Banc of America	7,853
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Bear Stearns Bank plc
71,560,000	6/1/07	41.2 bp plus	The spread	(161,296)
		change in spread	return of Lehman
		of Lehman	Brothers Aaa
		Brothers Aaa	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor
multiplied by
the modified
duration factor

Citibank, N.A.
165,500	5/2/08	12.5 bp plus	Banc of America	6,861
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

243,950	5/1/07	10 bp plus	The spread	(103,014)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
3,843,000	9/15/11	678 bp (1 month	Ford Credit Auto	40,532
		USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D
19,050,000	5/1/07	15 bp plus	The spread	(55,150)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

JPMorgan Chase Bank, N.A.
11,440,000	10/1/07	175 bp plus	The spread	(18,710)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

243,950	5/1/07	10 bp plus	The spread	(102,459)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Lehman Brothers Special Financing, Inc.
25,390,000	10/1/07	30 bp plus	The spread	(44,483)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$(429,866)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG Series 8
Index	$(17,052)	$29,405,000	6/20/17	(60 bp)	$13,137

DJ CDX NA IG Series 8
Index	(224,334)	61,605,000	6/20/17	(60 bp)	(153,899)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	735,000	9/20/11	(111 bp)	(6,744)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	295,000	6/20/11	(101 bp)	(2,106)

Deutsche Bank AG
DJ CDX NA IG Series 7	(1)	3,591,000	12/20/13	(50 bp)	(1,378)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	3,591,000	12/20/13	55 bp	17,602

DJ CDX NA IG Series 8
Index 7-10% tranche	--	3,278,000	6/20/12	22 bp	4,198

France Telecom, 7.25%,
1/28/13	--	1,870,000	6/20/16	70 bp	46,770

Union Pacific Corp.,
6 1/8%, 1/15/12	--	1,955,000	6/20/17	66 bp	(9,948)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	8,582,000	(a)	2.461%	579,643

DJ CDX NA IG Series 7
Index	9,321	13,839,000	12/20/13	(50 bp)	5,554

DJ CDX NA IG Series 7
Index	2	5,989,000	12/20/13	(50 bp)	(2,294)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,989,000	12/20/13	56 bp	32,840

DJ CDX NA IG Series 7
Index 7-10% tranche	--	13,839,000	12/20/13	48 bp	9,595

DJ CDX NA IG Series 8
Index	(23)	29,410,000	6/20/17	(60 bp)	30,171

DJ CDX NA IG Series 8
Index	(241,326)	57,335,000	6/20/17	(60 bp)	(173,862)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	11,440,000	3/15/49	(70 bp)	(16)

Lehman Brothers Special Financing, Inc.
DJ CDX NA CMBX AAA Index	--	25,390,000	3/15/49	(700 bp)	(1,540)

DJ CDX NA IG Series 7
Index	3,381	5,700,000	12/20/13	(50 bp)	1,196

DJ CDX NA IG Series 7
Index 7-10% tranche	--	5,700,000	12/20/13	54.37 bp	25,903

Hilton Hotels, 7 5/8%,
12/1/12	--	1,465,000	6/20/13	94 bp	(31,371)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	3,692	6,218,000	12/20/13	(50 bp)	1,308

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	6,218,000	12/20/13	53 bp	23,307

DJ CDX NA IG Series 8
Index	--	1,639,000	6/20/12	(35 bp)	543

DJ CDX NA IG Series 8
Index	--	29,370,000	6/20/17	(60 bp)	27,216

Total					$435,825

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $4,481,572,256.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $5,031,178,028, resulting in gross unrealized appreciation and depreciation of $550,999,130 and $60,468,787, respectively, or net unrealized appreciation of $490,530,343.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2007.

(FWC) Forward commitments.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $275,899,498. The fund received cash collateral of $285,337,231 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments. The fund also received high quality, highly rated securities of $17,484,500 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,776,359 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $921,053,943 and $1,149,687,260, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $246,766,556 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) and are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007